Note 4 - Property and Equipment: Schedule of Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Furniture, fixtures, and equipment	$ 8,403	$ 8,403
Less: accumulated depreciation		(3,225)
Loss on disposal of fixed and intangible assets	258,766
Property and equipment, net depreciation of $0 and $3,225, respectively		5,178
Furniture and Fixtures
Less: accumulated depreciation	(4,637)	(3,225)
Loss on disposal of fixed and intangible assets	(3,766)	0
Property and equipment, net depreciation of $0 and $3,225, respectively	$ 0	$ 5,178